Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	S/ 322,680	S/ 280,970
Current	315,644	249,870
Non-current	7,036	31,100
Customer advances from Consortiums [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	27,568	55,020
Current	27,568	55,020
Non-current
Customer advances for real estate projects [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	80,188	78,286
Current	80,188	78,286
Non-current
Cumbra Peru S.A. - Concentrator Plant and tunnel of Quellaveco [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	10,841	86,415
Current	10,841	71,571
Non-current		14,844
Special National Transportation Infrastructure Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	19,582	24,050
Current	12,765	13,781
Non-current	6,817	10,269
Vial y Vives - DSD S.A. - Quebrada Blanca Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	120,642
Current	120,642
Non-current
Vial y Vives - DSD S.A. - Modernization and expansion of Arauco Plant [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	52,063
Current	52,063
Non-current
Cumbra Peru S.A. - Piura Pipeline Project [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	5,745	31,048
Current	5,745	25,292
Non-current		5,756
Others [Member]
Other Accounts Payable (Details) - Schedule of advances received from customers relate mainly to construction projects [Line Items]
Total	6,051	6,151
Current	5,832	5,920
Non-current	S/ 219	S/ 231